Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding “compensation actually paid”, as defined in Item 402(v). In accordance with SEC rules, the “compensation actually paid” amounts shown in the table below for each applicable year reflect certain adjustments to the values reported in the Summary of Compensation Table as described in the footnotes to the following table. The Company previously reported an estimated “net loss” number in this table because the Company’s audited financial statements were not complete as of the date of the Company’s most recent proxy statement. The Company’s audited financial statements are now complete and the “net loss” reported below is derived from such audited financial statements.

In accordance with the SEC rules for smaller reporting companies, only three years of information is provided.

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On TSR(5) (f)	Net Income (Loss) $ 000s(6) (g)
2025	$32,609,100	$32,609,100	$16,647,066	$16,647,066	$167.38	$(22,435)
2024	$2,776,692	$2,776,692	$2,626,479	$2,626,479	$30.01	$(14,954)
2023	$1,000,000	$1,000,000	$4,453,138	$4,453,138	$25.82	$(22,882)

____________

(1)      For each year shown, the PEO was the Chief Executive Officer, Anthony Hayes. The values reflected in this column reflect the “Total Compensation” paid to Mr. Hayes, the Company’s Principal Executive Officer, as set forth in the Summary of Compensation Table.

(2)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:

Reconciliation of Summary of Compensation Table Total to Compensation Actually Paid for CEO	2025	2024	2023
Summary of Compensation Table Total	$32,609,100	$2,776,692	$1,000,000
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(17,360,894)	(641,235)	—
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	—	—	—
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	17,360,894	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End	—	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date	—	—	—
Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	—	—	—
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date	—	—	—
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year	17,360,894	—	—
Compensation Actually Paid	$32,609,100	$2,776,692	$1,000,000

(3)      For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. For 2025, the non-PEO NEOs were Kyle Wool and Christopher Decval. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.

(4)      The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Average Summary of Compensation Table Totals for non-PEO NEOs to Average Compensation Actually Paid to non-PEO NEOs	2025	2024	2023
Average Summary of Compensation Table Total	$16,647,066	$2,626,479	$4,453,138
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(8,022,591)	$(641,235)	$(5,266,666)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$23,800	—	—
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$8,046,648	$641,235	$5,266,666
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End	—	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date	—	—	—
Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$(47,857)	—	—
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date	—	—	—
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year	—	—	—
Average Compensation Actually Paid	$16,647,066	$2,626,479	$4,453,138

(5)      The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31,2022, assuming the reinvestment of dividends paid during the measurement period

(6)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote		For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. For 2025, the non-PEO NEOs were Kyle Wool and Christopher Decval. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.
Peer Group Issuers, Footnote		The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31,2022, assuming the reinvestment of dividends paid during the measurement period
PEO Total Compensation Amount	[1]	$ 32,609,100	$ 2,776,692	$ 1,000,000
PEO Actually Paid Compensation Amount	[2]	$ 32,609,100	2,776,692	1,000,000
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:
Reconciliation of Summary of Compensation Table Total to Compensation Actually Paid for CEO	2025	2024	2023
Summary of Compensation Table Total	$32,609,100	$2,776,692	$1,000,000
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(17,360,894)	(641,235)	—
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	—	—	—
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	17,360,894	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End	—	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date	—	—	—
Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	—	—	—
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date	—	—	—
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year	17,360,894	—	—
Compensation Actually Paid	$32,609,100	$2,776,692	$1,000,000

Non-PEO NEO Average Total Compensation Amount	[3]	$ 16,647,066	2,626,479	4,453,138
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 16,647,066	2,626,479	4,453,138
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Reconciliation of Average Summary of Compensation Table Totals for non-PEO NEOs to Average Compensation Actually Paid to non-PEO NEOs	2025	2024	2023
Average Summary of Compensation Table Total	$16,647,066	$2,626,479	$4,453,138
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(8,022,591)	$(641,235)	$(5,266,666)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$23,800	—	—
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$8,046,648	$641,235	$5,266,666
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End	—	—	—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date	—	—	—
Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$(47,857)	—	—
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date	—	—	—
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year	—	—	—
Average Compensation Actually Paid	$16,647,066	$2,626,479	$4,453,138

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of “compensation actually paid” (“CAP”) to Mr. Hayes and the average amount of CAP to the Company’s Named Executive Officers as a group (excluding Mr. Hayes) relative to the Company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

As demonstrated by the following table, the amount of CAP to Mr. Hayes and the average amount of CAP to the Company’s Named Executive officers as a group (excluding Mr. Hayes) is not aligned with the Company’s net loss over the three years presented in the table. The Company has not used net loss as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	[5]	$ 167.38	30.01	25.82
Net Income (Loss)	[6]	$ (22,435)	(14,954)	(22,882)
PEO Name		Anthony Hayes
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (17,360,894)	(641,235)
PEO | Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,360,894
PEO | Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,360,894
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,022,591)	(641,235)	(5,266,666)
Non-PEO NEO | Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,800
Non-PEO NEO | Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,046,648	641,235	5,266,666
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (47,857)

[1]	For each year shown, the PEO was the Chief Executive Officer, Anthony Hayes. The values reflected in this column reflect the “Total Compensation” paid to Mr. Hayes, the Company’s Principal Executive Officer, as set forth in the Summary of Compensation Table.
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:
[3]	For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. For 2025, the non-PEO NEOs were Kyle Wool and Christopher Decval. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
[5]	The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31,2022, assuming the reinvestment of dividends paid during the measurement period
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.